Income Tax - Breakdown of Deferred Taxes by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	€ (455)	€ (510)
Impact on equity	(10)	0
Impact on the profit/loss	(300)	(55)
Deferred tax assets	1,669
Deferred tax liability (asset)	(145)	(455)	€ (510)
+ Net profit (loss)	1,507	(28,894)	(23,719)
Tax expense (income)	€ 340	€ 380	€ (116)
Average effective tax rate	18.40%	1.33%	(0.49%)
Profit (loss) before tax	€ 1,847	€ (28,514)	€ (23,836)
Applicable tax rate	25.00%	25.00%	25.00%
Tax expense (income) at applicable tax rate	€ 462	€ (7,129)	€ (5,959)
Tax Effect Of Tax Credits	(1,055)	(1,452)	(1,504)
Tax Effect Of Permanent Differences	205	(43)	31
Tax effect of foreign tax rates	(1,439)	840	67
Tax effect of tax losses	2,520	7,832	7,037
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	809	0	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0	145	61
Deferred tax expense (income) relating to origination and reversal of temporary differences	(5)	(454)	(331)
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	447	418	453
Other tax effects for reconciliation between accounting profit and tax expense (income)	€ 13	224	€ 29
Temporary difference from postemployments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Temporary differences		€ 335